Statements of Expenses (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		79 Months Ended	85 Months Ended
	Oct. 31, 2013	Oct. 31, 2012	Oct. 31, 2013	Oct. 31, 2012	Apr. 30, 2013	Apr. 30, 2012	Apr. 30, 2013	Oct. 31, 2013
Statements of Operations [Abstract]
Total Revenue							$ 14,886	$ 14,886
Cost of goods sold							10,560	10,560
Selling, General and Administrative:
Website development costs							5,000	5,000
General and administrative expenses	2,767	4,746	7,317	9,144	10,657	8,642	215,517	222,834
Loss from operations	2,767	4,746	7,317	9,144	10,657	8,642	216,191	223,508
Other Expense:
Interest income net of interest expense							(2,322)	(2,322)
Net Loss	$ (2,767)	$ (4,746)	$ (7,317)	$ (9,144)	$ (8,642)	$ (10,657)	$ (218,513)	$ (225,830)
Net Loss per share - basic and diluted	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0
Weighted average share outstanding - basic and diluted	3,357,830	3,357,830	3,357,830	3,357,830	3,357,830	3,357,830	0